Stockholders' Equity (Deficit) - Schedule of Warrants Activity (Details) (10-K) - Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding, Beginning	110,859	22,524
Warrants Exercisable, Beginning	22,524	22,524
Warrants, Granted	400,000	88,335	22,524
Warrants, Exercised
Warrants, Forfeited/Cancelled
Outstanding, Ending	510,859	110,859	22,524
Warrants Exercisable, Ending	22,524	22,524	22,524
Weighted Average Exercise Price, Outstanding, Beginning	$ 6.06	$ 0.40
Weighted Average Exercise Price, Exercisable Beginning	0.40	0.40
Weighted Average Exercise Price, Granted	3.75	7.50	0.40
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Exercise Price, Outstanding, Ending	4.25	6.06	0.40
Weighted Average Exercise Price, Exercisable, Ending	$ 0.40	$ 0.40	$ 0.40